Note 10 - Retirement Plans (Tables)	12 Months Ended
Mar. 31, 2020
Notes Tables
Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	2020	2019
	(In thousands)
Change in Benefit Obligation

Benefit obligation at beginning of year	$250,461	$236,134
Service cost	9,244	8,954
Interest cost	9,064	9,131
Liability gain due to curtailment	(1,114)	-
Actuarial loss	20,146	4,113
Benefit payments and expenses	(9,574)	(7,871)
Benefit obligation at end of year	$278,227	$250,461

Change in Plan Assets

Fair value of plan assets at beginning of year	$233,112	$212,844
Actual (loss) gain on plan assets	(46,325)	26,731
Employer contributions	26,000	2,100
Benefit payments and expenses	(10,302)	(8,563)
Fair value of plan assets at end of year	$202,485	$233,112

Unfunded Status	$(75,742)	$(17,349)

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
	2020	2019
	(In thousands)
Amounts Recognized in Accumulated Other Comprehensive Pre-Tax Loss

Prior service cost	$(349)	$(587)
Net loss	(105,866)	(24,305)
Accumulated other comprehensive pre-tax loss	$(106,215)	$(24,892)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Pension and
post retirement plan
adjustments, net
of tax
(In thousands)
Accumulated Other Comprehensive Loss

Balance at March 31, 2019	$(18,285)
Other comprehensive loss	(60,935)
Balance at March 31, 2020	$(79,220)

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
	2020	2019
	(In thousands)
Service cost including administration	$9,935	$9,646
Interest cost	9,064	9,131
Expected return on plan assets	(16,746)	(15,104)
Amortization of net loss	579	1,597
Prior service cost	120	119
Net periodic benefit cost	$2,952	$5,389
Settlement/curtailment expense	118	-
Net periodic benefit cost with curtailment	$3,070	$5,389

Defined Benefit Plan, Assumptions [Table Text Block]
	2020	2019

Weighted Average Assumptions for Balance Sheet Liability at End of Year:

Discount rate - projected benefit obligation	3.69%	4.14%
Expected return on plan assets	7.25%	7.25%
Rate of compensation increase	3.00%	3.00%

Weighted Average Assumptions for Benefit Cost at Beginning of Year:

Discount rate - benefit obligations	4.14%	4.15%
Discount rate - interest cost	3.74%	3.87%
Discount rate - service cost	4.34%	4.25%
Discount rate - interest on service cost	3.69%	4.14%
Expected return on plan assets	7.25%	7.25%
Rate of compensation increase	3.00%	3.00%

Schedule of Allocation of Plan Assets [Table Text Block]
	Target	Percentage of Plan
	Allocation	Assets at March 31,
	2021	2020	2019

Plan Assets

Equity securities	99%	97%	99%
Debt securities	-	-	-
Real estate	-	-	-
Cash	1%	3%	1%
Total	100%	100%	100%
	2020	2019
	Market Value	Market Value
	(In thousands)
Assets by Industry Type

Asset Category
Cash and cash equivalents:
Money market funds	$7,058	$1,387
Total cash and cash equivalents	7,058	1,387
Common equity securities:
Materials	8,772	5,331
Industrials	15,440	16,080
Telecommunication services	25,093	24,370
Consumer staples	42,522	43,486
Energy	28,538	38,230
Financials	22,275	34,521
Health care	-	4,247
Information technology	20,657	28,750
Utilities	32,130	36,710
Total common equity securities	195,427	231,725
Total assets	$202,485	$233,112

Schedule of Expected Contributions [Table Text Block]
Expected Employer Contributions	$-
Expected Employee Contributions	-

Schedule of Expected Benefit Payments [Table Text Block]
2021	$10,102
2022	10,785
2023	11,490
2024	12,259
2025	13,022
2026-2030	75,047